SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Equity Classified Awards [Member] - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility minimum	74.00%	55.00%
Expected volatility maximum	97.00%	89.00%
Risk-free interest rate minimum	3.30%	3.30%
Risk-free interest rate maximum	5.80%	5.80%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years	2 years
Exercise price (USD)	$ 1.98	$ 3.32
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	7 years	7 years
Exercise price (USD)	$ 19.48	$ 15.45